Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Capitalized Software Development Cost and Other Intangible Assets

Capitalized software development cost and other intangible assets as of December 31, 2011 and 2012 consist of the following:

	At December 31, 2011								At December 31, 2012
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	￦	26,707	￦	(7,771)	￦	—	￦	18,936	￦	29,010	￦	(11,623)	￦	—	￦	17,387
Acquired intangible assets
Product technology		18,382		(9,292)		(2,384)		6,706		18,536		(11,565)		(4,609)		2,363
IPR&D technology		8,503		—		—		8,503		8,503		—		(8,503)		—
Trademarks		503		(323)		—		180		520		(350)		—		170
Others		1,522		(362)		(799)		361		2,204		(690)		(1,026)		487

Total	￦	55,617	￦	(17,748)	￦	(3,183)	￦	34,686	￦	58,773	￦	(24,228)	￦	(14,138)	￦	20,407

Changes in Goodwill Balance

Changes in goodwill balances for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	￦	1,451	￦	8,232	￦	8,232
Accumulated impairment losses		(241)		(241)		(755)

		1,210		7,991		7,477

Impairment losses		—		(514)		(3,614)
Acquisition in the business combination		6,781		—		—
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(241)		(755)		(4,369)

	￦	7,991	￦	7,477	￦	3,863

Expected Amortization Expense of Intangible Assets

Expected amortization expenses related to the current net carrying amount of intangible assets are as follows:

	(In millions of Korean Won)
2013	￦	5,729
2014		5,134
2015		4,793
2016		4,027
2017 and thereafter		724

	￦	20,407